World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	666,470,141.98	33,950
Yield Supplement Overcollateralization Amount 10/31/15	28,919,858.43	0
Receivables Balance 10/31/15	695,390,000.41	33,950
Principal Payments	23,182,825.39	526
Defaulted Receivables	1,233,534.35	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	27,496,252.20	0
Pool Balance at 11/30/15	643,477,388.47	33,368

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	63.11%

Prepayment ABS Speed	1.44%

Overcollateralization Target Amount	28,956,482.48
Actual Overcollateralization	28,956,482.48

Weighted Average APR	3.75%
Weighted Average APR, Yield Adjusted	5.82%
Weighted Average Remaining Term	52.70

Delinquent Receivables:
Past Due 31-60 days	9,932,568.65	436
Past Due 61-90 days	2,675,738.97	123
Past Due 91-120 days	490,962.20	23
Past Due 121+ days	0.00	0
Total	13,099,269.82	582

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	634,496.05

Aggregate Net Losses/(Gains) - November 2015	599,038.30
Current Net Loss Ratio (Annualized)	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.73%

Flow of Funds	$ Amount

Collections	25,964,108.38
Advances	(2,331.35)
Investment Earnings on Cash Accounts	3,314.64
Servicing Fee	(579,491.67)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,385,600.00

Distributions of Available Funds
(1) Class A Interest	551,988.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,958,079.60
(7) Distribution to Certificateholders	2,841,845.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,385,600.00

Servicing Fee	579,491.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 11/16/15	636,478,985.59
Principal Paid	21,958,079.60
Note Balance @ 12/15/15	614,520,905.99

Class A-1
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-2a
Note Balance @ 11/16/15	77,074,492.79
Principal Paid	10,979,039.80
Note Balance @ 12/15/15	66,095,452.99
Note Factor @ 12/15/15	41.3096581%

Class A-2b
Note Balance @ 11/16/15	77,074,492.80
Principal Paid	10,979,039.80
Note Balance @ 12/15/15	66,095,453.00
Note Factor @ 12/15/15	41.3096581%

Class A-3
Note Balance @ 11/16/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	354,000,000.00
Note Factor @ 12/15/15	100.0000000%

Class A-4
Note Balance @ 11/16/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	107,600,000.00
Note Factor @ 12/15/15	100.0000000%

Class B
Note Balance @ 11/16/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	20,730,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	585,674.98
Total Principal Paid	21,958,079.60
Total Paid	22,543,754.58

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	38,537.25
Principal Paid	10,979,039.80
Total Paid to A-2a Holders	11,017,577.05

Class A-2b
One-Month Libor	0.19700%
Coupon	0.42700%
Interest Paid	26,511.48
Principal Paid	10,979,039.80
Total Paid to A-2b Holders	11,005,551.28

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5925905
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2173561
Total Distribution Amount	22.8099466

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2408578
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.6189988
Total A-2a Distribution Amount	68.8598566

A-2b Interest Distribution Amount	0.1656968
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.6189988
Total A-2b Distribution Amount	68.7846956

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/15	114,007.20
Balance as of 11/30/15	111,675.85
Change	(2,331.35)

Reserve Account
Balance as of 11/16/15	2,527,722.68
Investment Earnings	311.65
Investment Earnings Paid	(311.65)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68